UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22481

Apollo Senior Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, 43rd Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street, 43rd Floor

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Investment Portfolio

March 31, 2011 (unaudited)

	Principal Amount ($)	Value ($)

US Senior Loans (a) - 97.9%
AEROSPACE & DEFENSE - 2.6%
DynCorp International, Inc. Term Loan, 07/07/16 (b)	2,736,183	2,756,704
Scitor Corp. Term Loan, 5.00%, 02/15/17	4,987,500	5,024,906

		7,781,610

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 2.3%

BNY ConvergEX Group, LLC First Lien Term Loan, 12/19/16 (b)	2,992,500	3,015,886
Sedgwick Claims Management Services, Inc. Term B-1 Loan, 12/31/16 (b)	3,897,301	3,907,005

		6,922,891

BEVERAGE, FOOD & TOBACCO - 3.4%

Focus Brands, Inc. Term Loan, 5.25%, 11/05/16	4,921,260	4,961,245
Pierre Foods, Inc. First Lien Term Loan, 7.00%, 09/30/16	4,987,469	5,017,867

		9,979,112

CHEMICALS, PLASTICS, & RUBBER - 7.7%

Arizona Chemical US, Inc. Term Loan, 11/21/16 (b)	4,775,844	4,804,213
Houghton International, Inc. Term Loan B, 01/29/16 (b)	2,937,624	2,965,179
Nexeo Solutions, LLC Initial Loans, 5.00%, 09/08/17	5,000,000	5,012,500
Styron S.A.R.L., LLC Term Loan B, 6.00%, 08/02/17	4,987,500	5,025,954
Univar, Inc. Term B Loan, 5.00%, 06/30/17	4,987,500	5,012,462

		22,820,308

CONSTRUCTION & BUILDING - 2.3%

Brock Holdings III, Inc. First Lien Term Loan, 6.00%, 03/16/17	350,000	351,096
Second Lien Initial Term Loan, 10.00%, 03/16/18	6,250,000	6,437,500

		6,788,596

CONSUMER GOODS: DURABLE - 1.7%

Goodman Global, Inc. First Lien Initial Term Loan, 10/28/16 (b)	4,987,469	5,015,498

CONSUMER GOODS: NON-DURABLE - 5.1%

Armored AutoGroup, Inc. Term Loan, 11/05/16 (b)	4,987,500	5,006,203
Hoffmaster Group, Inc. First Lien Term Loan, 7.00%, 06/02/16	1,987,261	1,992,855
Revlon Consumer Products Corp. Term Loan, 03/11/15 (b)	4,987,406	5,011,894
Spectrum Brands, Inc. New Term Loan, 06/17/16 (b)	2,992,500	3,022,156

		15,033,108

	Principal Amount ($)	Value ($)

CONTAINERS, PACKAGING AND GLASS - 1.7%

Pelican Products, Inc. Term Loan, 5.00%, 03/07/17	5,049,844	5,073,528

ENVIRONMENTAL INDUSTRIES - 0.7%

EnergySolutions, LLC Term Loan, 08/15/16 (b)	2,000,000	2,013,330

HEALTHCARE & PHARMACEUTICALS - 11.2%

Axcan Intermediate Holdings, Inc. Term Loan, 02/10/17 (b)	5,985,000	5,977,519
InVentiv Health, Inc. Replacement Term B Loan, 4.75%, 08/04/16	4,488,750	4,509,331
MultiPlan, Inc. Term B Loan, 4.75%, 08/26/17	5,000,000	5,016,250
Onex Carestream Finance LP Term Loan B, 5.00%, 02/25/17	5,000,000	4,915,200
Physician Oncology Services, LP Effective Date Term Loan, 7.00%, 01/31/17 (c)	5,376,337	5,362,896
Radnet Management, Inc. Tranche B Term Loan, 04/06/16 (b)	2,330,025	2,341,675
Warner Chilcott Co., LLC Term B-2 Loan, 4.25%, 03/15/18.	1,142,857	1,152,429
Warner Chilcott Corp. Term B-1 Loan, 4.25%, 03/15/18.	2,285,714	2,304,857
Warner Chilcott Luxco S.A.R.L. Term B-3 Loan, 4.25%, 03/15/18.	1,571,429	1,584,589

		33,164,746

HIGH TECH INDUSTRIES - 6.5%

Airvana, Inc. Term Loan Refinance, 10.00%, 03/25/15	8,500,000	8,500,042
Freescale Semiconductor, Inc. Extended Maturity Term Loan, 4.51%, 12/01/16	4,983,807	4,963,971
Vision Solutions, Inc. Term Loan, 07/23/16 (b)	5,750,000	5,750,000

		19,214,013

HOTEL, GAMING & LEISURE - 1.7%

CCM Merger, Inc. (Motor City) Term Loan, 03/01/17 (b)	5,000,000	5,071,875

MEDIA: ADVERTISING, PRINTING & PUBLISHING -5.1%

Advantage Sales & Marketing, Inc. First Lien Term Loan, 12/17/17 (b)	5,000,000	5,018,725
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 07/03/14 (b)	4,987,179	5,030,817
Getty Images, Inc. Initial Term Loan, 11/07/16 (b)	4,987,469	5,033,777

		15,083,319

See accompanying Notes to Investment Portfolio.  |  1

Apollo Senior Floating Rate Fund Inc.

Investment Portfolio  (continued)

March 31, 2011 (unaudited)

	Principal Amount ($)	Value ($)

US Senior Loans (a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION - 7.5%

Clear Channel Communications, Inc.
Tranche B Term Loan, 01/29/16 (b)	5,500,000	4,854,988
Intelsat Jackson Holdings S.A.
Tranche B Term Loan, 3.30%, 04/02/18	5,000,000	5,041,925
Univision Communications, Inc.
Extended First-Lien Term Loan, 4.50%, 03/31/17	8,425,289	8,237,320
Yankee Cable Acquisition, LLC
Term Loan, 6.50%, 08/26/16	3,989,975	4,010,982

		22,145,215

MEDIA: DIVERSIFIED & PRODUCTION - 7.5%

MGM Studios
Term Loan, 12/20/16 (b)	5,985,000	6,037,369
Summit Entertainment, LLC
Term Loan, 8.25%, 09/07/16	8,500,000	8,372,500
Technicolor S.A.
Term A2 Facility, 05/26/16 (b)	2,493,506	2,430,545
Term B2 Facility, 05/26/17 (b)	5,454,545	5,316,818

		22,157,232

METALS & MINING - 3.0%

Fairmount Minerals, Ltd.
Tranche B Term Loan, 5.25%, 03/15/17	3,781,000	3,795,179
Walter Energy, Inc.
Term Loan B, 04/02/18 (b)	5,000,000	5,038,750

		8,833,929

RETAIL - 12.1%

Burlington Coat Factory Warehouse Corp.
Term B Loan, 6.25%, 02/23/17	7,656,250	7,579,688
General Nutrition Centers, Inc.
Tranche B Term Loan, 4.25%, 03/02/18	5,000,000	5,009,975
Gymboree Corp. (The)
Term Loan 2011, 5.00%, 02/23/18	4,987,500	4,992,388
J. Crew Group, Inc.
Term Loan, 4.75%, 03/07/18	5,000,000	4,992,500
Jo-Ann Stores, Inc.
Term Loan, 4.75%, 03/16/18	4,420,000	4,385,480
Oriental Trading Co., Inc.
Term Loan, 7.00%, 02/11/17	5,000,000	4,934,400
Petco Animal Supplies, Inc.
Term B Loan, 4.50%, 11/24/17	3,960,000	3,977,622

		35,872,053

SERVICES: BUSINESS - 2.7%

Global Cash Access, Inc.
Term Loan, 7.00%, 03/01/16	2,857,143	2,872,029
MedAssets, Inc.
Term Loan, 11/16/16 (b)	4,987,500	5,024,133

		7,896,162

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS - 8.7%

Avaya, Inc.
Term B-3 Loan, 4.81%, 10/26/17.	8,477,889	8,277,726
Global Tel*Link Corp.
Second Lien Term Loan, 13.00%, 05/10/17	1,150,000	1,145,210
Term Loan Refinance, 5.00%, 11/10/16	3,250,000	3,256,094
Sidera Networks, Inc.
Term Loan, 08/26/16 (b)	5,000,000	5,016,325
U.S. TelePacific Corp.
Term Loan, 5.75%, 02/23/17	5,000,000	5,015,625
West Corp.
Term B-4 Loan, 4.60%, 07/15/16.	1,488,187	1,496,372
Term B-5 Loan, 4.62%, 07/15/16.	1,488,833	1,497,022

		25,704,374

TRANSPORTATION: CARGO - 1.7%

Swift Transportation Co., LLC
Term Loan, 6.00%, 12/21/16	5,000,000	5,036,725

UTILITIES: ELECTRIC - 2.7%

Calpine Corp.
Term Loan, 4.50%, 04/01/18	5,000,000	5,026,925
Texas Competitive Electric Holdings Co., LLC
Initial Tranche B-2 Term Loan, 10/10/14 (b)	3,490,956	2,938,442

		7,965,367

Total US Senior Loans (Cost $288,783,359)		289,572,991

Corporate Notes and Bonds - 18.9%
ENERGY: OIL & GAS - 0.7%

Geokinetics Holdings USA, Inc.
9.75%, 12/15/14	2,000,000	1,932,500

HOTEL, GAMING & LEISURE - 1.3%

Palace Entertainment Holdings, LLC / Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (d)	3,750,000	3,853,125

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.5%

Cengage Learning Acquisitions, Inc. (Thomson Learning)
10.50%, 01/15/15 (d)	5,000,000	5,125,000
Reader’s Digest Association, Inc. (The)
9.50%, 02/15/17 (e)	5,000,000	5,187,500

		10,312,500

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%

Clear Channel Communications, Inc.
9.00%, 03/01/21 (d)	2,500,000	2,506,250

SERVICES: BUSINESS - 7.3%

Ceridian Corp.
11.25%, 11/15/15	1,000,000	1,045,000
First Data Corp.
12.63%, 01/15/21 (d)	10,000,000	10,900,000

2  |  See accompanying Notes to Investment Portfolio.

Apollo Senior Floating Rate Fund Inc.

Investment Portfolio  (continued)

March 31, 2011 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

SERVICES: BUSINESS (continued)

Travelport, LLC
9.88%, 09/01/14	10,000,000	9,787,500

		21,732,500

TELECOMMUNICATIONS - 3.5%

Global Crossing, Ltd.
9.00%, 11/15/19 (d)	2,000,000	2,010,000
Level 3 Financing, Inc.
9.38%, 04/01/19 (d)	8,500,000	8,266,250

		10,276,250

	Principal Amount ($)	Value ($)

UTILITIES: ELECTRIC - 1.8%
Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc.
10.00%, 12/01/20	5,000,000	5,323,375

Total Corporate Notes and Bonds (Cost $55,766,079)		55,936,500

Total Investments-116.8%		345,509,491

(Cost of $344,549,438) (f)
Other Liabilities & Assets, Net-(16.8)%		(49,591,449)

Net Assets-100.0%		295,918,042

(a)	Apollo Senior Floating Rate Fund Inc. (the “Fund”) invests primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans generally hold a first lien interest and typically pay interest at rates which are periodically determined by reference to a floating base lending rate plus a spread. (Unless otherwise identified, all Senior Loans carry a variable rate of interest.) These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate used by commercial lenders. Rate shown represents the weighted average rate at March 31, 2011. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Senior Loan assets have additional unfunded loan commitments. As of March 31, 2011, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment
Physician Oncology Services, LP	$612,439

(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $32,660,625 or 11.04% of net assets.
(e)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2011.
(f)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$1,733,295
Gross unrealized depreciation	(773,242)

Net unrealized appreciation	$960,053

See accompanying Notes to Investment Portfolio.  |  3

Apollo Senior Floating Rate Fund Inc.

Notes to Investment Portfolio

As of March 31, 2011 (unaudited)

Security Valuation

The Fund values its investments primarily using the mean between the last available bid and ask price of market quotations from a nationally recognized security pricing service. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Board of Directors of the Fund. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the Fund’s investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which materal events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale or in the event of a “fire sale” by a distressed seller.

If available, bank loans are priced based on valuations provided by an approved independent, third-party pricing service or broker. If a price is not available from an independent, third-party pricing service or broker or, if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board of Directors. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

4  |

Apollo Senior Floating Rate Fund Inc.

Notes to Investment Portfolio  (continued)

As of March 31, 2011 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2011 are as follows:

Investments in Securities:	Total Value at March 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
US Senior Loans	$289,572,991	$—	$289,572,991	$—
Corporate Notes and Bonds	55,936,500	—	55,936,500	—

Total Investments	$345,509,491	$—	$345,509,491	$—

The Fund did not have any liabilities that were measured at fair value at March 31, 2011. The Fund did not have any assets that were measured at Level 3 at March 31, 2011. The Fund did not have any significant transfers in to or out of Levels 1 and 2 during the current period presented.

  |  5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Senior Floating Rate Fund, Inc.

By (Signature and Title)*	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 25, 2011

By (Signature and Title)*	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer
(principal financial officer)

Date	May 25, 2011

*	Print the name and title of each signing officer under his or her signature.